UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.

US Global Jets ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.6%
	Australia - 1.0%
178,675	Qantas Airways, Ltd.	$718,075

	Canada - 1.0%
29,032	Air Canada (a)	699,757

	China - 1.2%
684,686	Air China, Ltd. - H Shares	842,561

	Finland - 1.0%
77,604	Finnair OYJ	698,163

	France - 1.8%
59,966	Air France KLM SA (a)	674,353
440	Dassault Aviation SA	649,048
		1,323,401
	Germany - 0.9%
28,520	Deutsche Lufthansa	625,933

	Ireland - 1.0%
9,450	Ryanair Holdings plc - ADR (a)	708,183

	Japan - 1.0%
19,755	Japan Airlines Company, Ltd.	694,981

	Mexico - 1.0%
16,396	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	739,295

	New Zealand - 1.0%
414,105	Air New Zealand, Ltd.	714,883

	Sweden - 0.8%
299,010	SAS AB (a)	601,410

	Switzerland - 0.9%
17,124	Wizz Air Holdings plc (a)	671,328

	Turkey - 2.9%
59,003	Celebi Hava Servisi AS	722,788
155,470	TAV Havalimanlari Holding AS	650,824
284,045	Turk Hava Yollari AO (a)	658,722
		2,032,334
	United Kingdom - 2.8%
65,622	Dart Group plc	678,203
45,424	easyJet plc	661,144
98,065	International Consolidated Airlines Group SA	653,954
		1,993,301

	United States - 80.3%
50,846	Alaska Air Group, Inc.	2,853,478
22,429	Allegiant Travel Company	2,903,883
266,256	American Airlines Group, Inc.	8,456,291
5,067	Boeing Company	1,932,655
177,073	Delta Air Lines, Inc.	9,145,819
12,853	General Dynamics Corporation	2,175,756
82,322	Hawaiian Holdings, Inc.	2,160,953
175,839	JetBlue Airways Corporation (a)	2,876,726
57,036	SkyWest, Inc.	3,096,484
164,465	Southwest Airlines Company	8,537,378
53,848	Spirit Airlines, Inc. (a)	2,846,405
41,095	Textron, Inc.	2,081,873
103,558	United Continental Holdings, Inc. (a)	8,261,857
		57,329,558
	TOTAL COMMON STOCKS (Cost $76,045,147)	70,393,163

	PREFERRED STOCKS - 0.9%
	Brazil - 0.9%
51,410	Gol Linhas Aereas Inteligentes SA - ADR (a)	670,901
	TOTAL PREFERRED STOCKS (Cost $284,846)	670,901

	SHORT-TERM INVESTMENTS - 0.5%
349,666	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 2.31% *	349,666
	TOTAL SHORT-TERM INVESTMENTS (Cost $ 349,666)	349,666
	TOTAL INVESTMENTS - 100.0% (Cost $76,679,659)	71,413,730
	Other Assets in Excess of Liabilities - 0.0% +	14,554
	NET ASSETS - 100.0%	$71,428,284

	Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
ADR	American Depositary Receipt.
*	Rate shown is the annualized seven-day yield as of March 31, 2019.
+	Represents less than 0.05% of net assets.

US Global GO GOLD and Precious Metal Miners ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.3%
	Australia - 13.3%
156,805	OceanaGold Corporation	$492,821
917,444	Perseus Mining, Ltd. (a)	299,659
640,629	Ramelius Resources, Ltd. (a)	388,921
142,909	Saracen Mineral Holdings, Ltd. (a)	294,271
534,626	Silver Lake Resources, Ltd. (a)	311,282
		1,786,954
	Canada - 55.4%
173,860	B2Gold Corporation (a)	488,547
56,181	Detour Gold Corporation (a)	527,190
161,188	Dundee Precious Metals, Inc. (a)	534,337
114,848	Fortuna Silver Mines, Inc. (a)	384,741
17,166	Franco-Nevada Corporation	1,288,308
114,000	Kinross Gold Corporation (a)	392,160
11,277	Kirkland Lake Gold, Ltd.	342,934
146,077	SEMAFO, Inc. (a)	405,541
154,356	Silvercorp Metals, Inc.	393,608
28,173	SSR Mining, Inc. (a)	356,670
125,000	Teranga Gold Corporation (a)	360,123
44,002	Torex Gold Resources, Inc. (a)	553,832
60,154	Wheaton Precious Metals Corporation	1,432,867
		7,460,858
	Russian Federation - 2.2%
127,476	Highland Gold Mining, Ltd.	304,171

	South Africa - 11.4%
24,596	African Rainbow Minerals, Ltd.	289,279
5,131	Anglo American Platinum, Ltd.	261,782
99,000	Gold Fields, Ltd. - ADR	369,270
206,625	Harmony Gold Mining Company, Ltd. ADR (a)	392,588
1,890,710	Pan African Resources plc	228,006
		1,540,925
	Tanzania - 1.8%
96,331	Acacia Mining plc	246,793

	United Kingdom - 2.1%
103,224	Hochschild Mining plc	277,763

	United States - 13.1%
150,000	Alacer Gold Corporation (a)	407,453
14,888	Royal Gold, Inc.	1,353,766
		1,761,219
	TOTAL COMMON STOCKS (Cost $11,709,249)	13,378,683

	SHORT-TERM INVESTMENTS - 0.7%
100,547	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 2.31%*	100,547
	TOTAL SHORT-TERM INVESTMENTS (Cost $100,547)	100,547
	TOTAL INVESTMENTS - 100.0% (Cost $11,809,796)	13,479,230
	Liabilities in Excess of Other Assets - 0.0% +	(1,805)
	NET ASSETS - 100.0%	$13,477,425

	Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
ADR	American Depositary Receipt.
*	Rate shown is the annualized seven-day yield as of March 31, 2019.
+	Represents less than 0.05%.

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited):

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2019:

	U.S. Global Jets ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$70,393,163	$-	$-	$70,393,163
Preferred Stocks	670,901	-	-	670,901
Short-Term Investments	349,666	-	-	349,666
Total Investments in Securities	$71,413,730	$-	$-	$71,413,730
^See Schedule of Investments for breakout of investments by country.

	U.S. Global GO GOLD and Precious Metal Miners ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,378,683	$-	$-	$13,378,683
Short-Term Investments	100,547	-	-	100,547
Total Investments in Securities	$13,479,230	$-	$-	$13,479,230
^See Schedule of Investments for breakout of investments by country.

For the period ended March 31, 2019, the Funds did not recognize any transfers to or from level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ETF Series Solutions

By (Signature and Title)      /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date        5/20/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date        5/20/2019

By (Signature and Title)*        /s/ Kristen M Weitzel
Kristen M Weitzel, Treasurer (principal financial officer)

Date        5/20/2019

* Print the name and title of each signing officer under his or her signature.